Share-Based Compensation (Details)			12 Months Ended
	Jul. 01, 2019 shares	Feb. 05, 2019 shares	Apr. 30, 2023 JPY (¥) ¥ / shares	Apr. 30, 2023 USD ($) $ / shares	Apr. 30, 2022 JPY (¥) ¥ / shares	Apr. 30, 2022 JPY (¥) $ / shares	Apr. 30, 2021 JPY (¥)
Share-Based Compensation (Details) [Line Items]
Contractual term		10 years	10 years	10 years
Exercisable shares (in Shares)	2,000,000	1,095,000
Share based compensation terms, description		1) its contractual term (i.e. 10 years after its grant date); or 2) upon the grantee terminates their employment if the vested option has not been exercised. The commencement date of exercise is upon the completion of the Company’s IPO.
Risk free interest rate					0.17%
Dividend yield					0.00%
Expected volatility					5.90%
Expected lives	10 years				10 years
Awards granted | (per share)			¥ 2	$ 0.01	¥ 2	$ 0.01
Unrecognized share based compensation expense			¥ 2,070,000	$ 15,222	¥ 2,070,000		¥ 2,100,000
Expense					670,000,000		56,000,000
Capital reserve					¥ 670,000,000	$ 670,000,000	¥ 56,000,000
Two Thousand Nineteen Trust-Type Plan [Member]
Share-Based Compensation (Details) [Line Items]
Risk free interest rate			0.17%	0.17%	0.17%
Dividend yield			0.00%	0.00%	0.00%
Expected volatility			5.90%	5.90%	5.90%
Expected lives			10 years	10 years	10 years